Expense Example {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-08 - Fidelity New Markets Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor New Markets Income Fund: Class A
Expense Example:
1 year	$ 511
3 years	745
5 years	997
10 years	1,720
Fidelity Advisor New Markets Income Fund: Class M
Expense Example:
1 year	511
3 years	745
5 years	997
10 years	1,720
Fidelity Advisor New Markets Income Fund: Class C
Expense Example:
1 year	289
3 years	585
5 years	1,006
10 years	2,180
Fidelity Advisor New Markets Income Fund: Class I
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	1,025
Fidelity Advisor New Markets Income Fund: Class Z
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	$ 906